STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS	12 Months Ended
Dec. 31, 2022
STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS
STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

NOTE 13. STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

The Company accounts for share-based compensation stock options and restricted stock units, and non-employee stock warrants whereby costs are recorded based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable, utilizing either the Black-Scholes pricing model or the Monte Carlo simulation option pricing model for stock options and warrants, and the closing price of our common stock on the grant date for restricted stock units. Unless otherwise provided for, the Company covers equity instrument exercises by issuing new shares.

Stock Warrants

During March, April and May 2021, the Company issued convertible notes payable with warrants (see Note 9) to purchase up to 334,167 shares of our common stock at an exercise price of $9 per share. The warrants expire two years after the date of issuance.

On September 28, 2021 and March 30, 2022 the Company issued Original Warrants and New Warrants (see Note 8) to purchase up to 406,504 and 101,626, respectively, shares of our common stock at an exercise price of $6 per share. On September 28, 2022, as a result of the PIPE Offering, the Original Warrants and New Warrants exercise price was adjusted to $1.35 per share. The difference with respect to the adjusted warrant exercise price is treated as a deemed dividend and a reduction in net income available to common shareholders. The Original Warrants and New Warrants expire seven years after the date of issuance and were valued using the Monte Carlo simulation option pricing model at approximately $847,000 and $864,000, respectively.

On May 18, 2022, the Company issued through an underwritten public offering 4,705,884 Offering Warrants, 424,116 Underwriter Warrants, and 141,177 Representative Warrants to purchase common stock of the Company at exercise prices of $4.25, $4.25 and $5.3125 per share, respectively. The warrants expire five years from the date of issuance and were valued using the Monte Carlo simulation option pricing model at approximately $5,700,000.  On September 28, 2022, as a result of the PIPE Offering, the Offering and Underwriter Warrants exercise price was adjusted to $2.125 per share. The difference with respect to the adjusted warrant exercise price is treated as a deemed dividend and a reduction in net income available to common shareholders. As of December 31, 2022, 3,482,436 warrants remain outstanding.

On August 3, 2022, the Company issued 10,000 warrants, in exchange for professional services rendered, to purchase common stock of the Company at an exercise price of $4.25 per warrant. The warrants expire three years from the date of issuance and were valued at approximately $6,000 using the Black-Scholes option pricing model.

On September 28, 2022, the Company entered into a private investment in public equity offering (the “PIPE Offering”) pursuant to a Securities Purchase Agreement (the “Agreement”) and Registration Rights Agreement (the “Registration Rights Agreement”) where the Company agreed to issue Non-Prefunded and Prefunded PIPE Units consisting of one share of common stock and one non-tradeable warrant exercisable for one common share at a price of $1.35 per warrant. Pursuant to agreements related to the issuance of Original Warrants and New Warrants, both warrants contain an adjustment provision (the “Adjustment”)  whereby upon a Dilutive Issuance (as defined in the Original Warrant and the New Warrant), the holder of such warrants shall be entitled to receive shares of common stock at an effective price per share that is less than the Exercise Price (as defined in the warrants), and such issuance shall be deemed to have occurred for less than the Exercise Price on such date of the Dilutive Issuance at such effective price. Entering the PIPE Offering initiated the Adjustment and an aggregate 1,750,225 warrants were issued (the “Armistice Warrants”) consisting of (i) 1,400,180 warrants pursuant to the Adjustment terms under the Original Warrant, and (ii) 350,045 warrants pursuant to the Adjustment terms of New Warrants. The additional issuance of the Original Warrants and New Warrants expire seven years from the date of original issuance on September 28, 2021, and March 30, 2022, respectively. The difference with respect to the adjusted additional warrants is treated as a deemed dividend and a reduction in net income available to common shareholders. The additional Original Warrants and New Warrants were valued at approximately $3,495,000 using the Monte Carlo simulation option pricing model.

As of December 31, 2022, there were a total of 2,258,355 Original Warrants and New Warrants outstanding.

On September 30, 2022, the Company issued through the PIPE Offering 4,054,055 warrants (the “PIPE Warrants”) to purchase common stock of the Company at an exercise price of $1.35 per warrant. The PIPE Warrants expire seven years from the date of issuance. The PIPE Warrants were valued at approximately $9,300,000 using the Monte Carlo simulation option pricing model.

Also on September 30, 2022, the Company issued through the PIPE Offering 2,128,378 Prefunded Warrants to purchase common stock of the Company at an exercise price of $0.001 per warrant. The Prefunded Warrants are exercisable immediately upon issuance and expire when exercised in full.

The Prefunded Warrants are classified as a component of permanent stockholders’ equity within additional paid-in capital and were recorded at the issuance date using a relative fair value allocation method. The Prefunded Warrants are equity classified because they (i) are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, (ii) are immediately exercisable, (iii) do not embody an obligation for the Company to repurchase its shares, (iv) permit the holders to receive a fixed number of shares of common stock upon exercise, (v) are indexed to the Company’s common stock and (vi) meet the equity classification criteria. In addition, such Prefunded Warrants do not provide any guarantee of value or return. The Company valued the Prefunded Warrants at issuance concluding the purchase price approximated the fair value and allocated net proceeds from the purchase proportionately to the common stock and Prefunded Warrants, of which $3,150,000 was allocated to the Prefunded Warrants and recorded as a component of Additional Paid-in-Capital.

On October 12, 2022, the Company issued 60,000 warrants, in exchange for professional services, to purchase common stock of the Company at an exercise price of $2.56 per warrant. The warrants expire one year from the date of issuance and were valued at approximately $39,453 using the Black-Scholes option pricing model.

The total outstanding balance of all Company stock warrants is 10,387,877 and 836,464 at December 31, 2022 and December 31 2021, respectively. There were 13,375,461 detached free-standing stock warrants granted during the year ended December 31, 2022, and 740,671 detached free-standing stock warrants granted during the year ended December 31, 2021. The fair value of these non-employee stock warrants granted during the years ended December 31, 2022 and 2021 totaled $27,540,584 and $1,939,756, respectively, and were determined using the Monte Carlo simulation and Black-Scholes option pricing models based on the following assumptions:

	December 31, 2022	December 31, 2021
Exercise Price	$1.35-$6.00	$9.00-$6.00
Dividend Yield	0%	0%
Volatility	110%-160%	120%-158%
Risk-free Interest Rate	2.45%-4.62%	0.14%–0.98%
Life of Warrants	1-7 Years	2-5 Years

The following table summarizes the changes in the Company’s outstanding warrants during the years ended December 31, 2022 and 2021:

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life(1)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2021	836,464	$1.50 -9.00	3.04 Years	$6.78	$1,784,838
Warrants Granted	13,375,461	$1.35 – 5.3125	4.38 Years	$1.94	$-
Warrants Exercised	(3,775,942)	$0.001 – 2.125		$0.88
Warrants Expired	(48,106)	$3.118		$3.118
Balance at December 31, 2022	10,387,877	$1.35 – 9.00	5.11 Years	$1.56	$-

 (1) The September 30, 2022 Prefunded Warrants granted are exercisable immediately upon issuance and expire when exercised in full, thus having no definitive expiration date. As such, the Prefunded Warrants have been excluded from the Weighted Average Remaining Contractual Life calculations.

	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	194,772	$1.50 – 6.00	3.80 Years	$2.8239	$1,173,737
Warrants Granted	740,671	$9.00-6.00	3.15 Years	$7.3500	$1,152,852
Warrants Exercised	(58,979)	$1.50		$1.5000
Warrants Expired/Forfeited	(40,000)	$6.00		$6.0000
Balance at December 31, 2021	836,464	$1.50 – 9.00	3.04 Years	$6.7800	$1,784,838

Share-Based Compensation

On October 24, 2019, the Company’s 2019 Equity Incentive Plan (the “Plan”) went effective authorizing 1,282,823 shares of Company common stock for issuance as stock options and restricted stock units (“RSUs”) to employees, directors or consultants. The Plan was approved by the Company’s Board of Directors and the holders of a majority of the Company’s voting stock on September 9, 2019. In January 2022, the stockholders approved and ratified an amendment to increase the shares authorized under the Plan to 1,733,333.

The Company generally recognizes share-based compensation expense on the grant date and over the period of vesting or period that services will be provided.

Stock Options

As of December 31, 2022 and December 31, 2021, the Company has granted stock options to acquire 1,086,813 and 1,036,588 shares of common stock under the Plan, respectively. As of December 31, 2022, the Plan had 930,573 vested options and 173,009 non-vested options. As of December 31, 2021, the Plan had 618,841 vested options and 417,747 non-vested options. The stock options are held by our officers, directors, employees, and certain key consultants.

For the years ended December 31, 2022 and 2021, the Company recorded in general and administrative expense $1,582,217 and $723,261, respectively, of share-based compensation related to stock options. The unrecognized compensation expense as of December 31, 2022 was $1,075,631 which will be recognized over periods ranging from 7 to 21 months.

On November 4, 2022, the Company’s Board of Directors approved for a total of 305,000 stock options having exercise prices ranging from $8.25 - $10.56 to be repriced at 110% ($2.39) and 100% ($2.17) of the current price of the Company’s stock for employees and Board members, respectively. The incremental fair value of the options as a result of the repricing was determined to be $55,859. Of this amount, $29,900 related to vested options and was recognized as compensation expense in 2022. The remaining $25,959 of unrecognized expense will be recognized over periods ranging from 9 to 21 months.

In applying the Black-Scholes options pricing model, assumptions used to compute the fair value of the stock options granted or repriced during the years ended December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Exercise Price	$1.54-9.075	$8.316-10.725
Dividend Yield	0%	0%
Volatility	89%-192%	138%-198%
Risk-free Interest Rate	0.78%-4.01%	0.10%-0.79%
Expected Life	1-3 years	2.7-6.2 years

The following tables summarize the changes in the Company’s outstanding stock options during the years ended December 31, 2022 and 2021:

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	802,409	$0.79 - 9.90	7.86 Years	$1.01	$6,292,844
Options Granted	386,667	$8.31 - 10.74	3.87 Years	$9.69	$-
Options Exercised	(24,369)	$0.79		$0.79
Options Cancelled	(79,085)	$0.79 - 9.87		$8.70
Options Expired/Forfeited	(32,266)	$0.79 - 9.87		$8.29
Balance at December 31, 2021	1,053,356	$0.79 - 10.74	6.21 Years	$3.40	$5,804,517

Exercisable at December 31, 2021	635,610	$0.79 - 10.74	6.7 Years	$1.59	$4,655,089

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2021	1,053,356	$0.79 - 10.74	6.21 Years	$3.40	$5,804,517
Options Granted	120,000	$1.54 - 9.08	3.42 Years	$5.79	$-
Options Exercised	(48,106)	$0.79		$0.79
Options Cancelled	-
Options Expired/Forfeited	(21,667)	$4.94 - 10.73		$9.33
Balance at December 31, 2022	1,103,583	$0.79 - 9.30	5.33 Years	$1.71	$-

Exercisable at December 31, 2022	930,573	$0.79 - 9.30	5.83 Years	$1.60	$-

Restricted Stock Units

The Plan provides for the grant of RSUs. RSUs are settled in shares of the Company’s common stock as the RSUs become vested. During the year ended December 31, 2022, the Company granted 281,667 service based RSUs to executive officers and employees and 140,000 service based RSUs to directors. All RSUs granted in 2022 vest during various periods between November 2022 and January 2024. During the year ended December 31, 2021, the Company granted 61,918 service based RSUs to executive officers and 16,667 service based RSUs to its legal counsel. All RSUs granted in 2021 vested during various periods between May and November 2022.

The following table summarizes RSU activity under the Plan for the years ended December 31, 2022 and 2021:

	RSUs	Weighted Average Grant Date Fair Value Per Share	Weighted Average Vesting Period
Unvested at December 31, 2020	71,667	$8.75	1.70 Years
Granted	78,585	$8.52	1.35 Years
Vested	(16,667)	$8.97
Unvested at December 31, 2021	133,585	$8.58	1.00 Years
Granted	421,667	$2.64	0.76 Years
Vested	(175,252)	$8.17
Unvested at December 31, 2022	380,000	$2.17	0.74 Years

For the years ended December 31, 2022 and 2021, the Company recorded in stock-based compensation expense $1,426,178 and $364,057, respectively, of RSU based compensation. The fair value of RSUs granted during the years ended December 31, 2022 and 2021 was $1,112,725 and $669,750, respectively. As of December 31, 2022, total unrecognized compensation costs of RSUs granted and outstanding but not yet vested was $615,970 which is expected to be recognized over 5 months.

Executive Officers Stock Options and RSUs

The Company had 537,371 outstanding executive officers stock options exercisable at $0.7902 to $2.387 per share with a weighted average remaining contractual life of 5 years as of December 31, 2022 and 823,482 outstanding executive stock options exercisable at $0.7902 to $10.131 per share with a weighted average remaining contractual life of 6.9 years as of December 31, 2021. The Company had 200,000 unvested RSUs granted to executive officers with a remaining weighted average vesting period of 5 months as of December 31, 2022.  The Company had 61,919 unvested RSUs granted to executive officers with a remaining weighted average vesting period of 1 year as of December 31, 2021.

On August 17, 2021, the Company entered into an Employment Agreement with Scott Bennett to serve as the Company’s Executive Vice President of Business Operations beginning on October 18, 2021.  Under the terms of the agreement, the Company granted Mr. Bennett under the Plan stock options to acquire 33,334 shares of our common stock at an exercise price of $9.21 per share, repriced effective November 4, 2022 to an exercise price of $2.387 per share, and 16,667 RSUs.  The stock options vest in equal quarterly installments over a two-year period during the term of his Employment Agreement.  The RSUs per share weighted average fair value at grant date was $8.40. Prior to his hiring as an executive officer, under a prior employment agreement with the Company, he was granted in May 2021 under the Plan stock options to acquire 33,333 shares of our common stock at an exercise price of $10.14 per share, repriced effective November 4, 2022 to an exercise price of $2.387 per share, and 3,333 RSUs. The stock options vest in equal monthly installments over a three-year period. The RSUs per share weighted average fair value at grant date was $9.21. On November 4, 2022, Mr. Bennett was granted 50,000 RSUs that vest June 1, 2023. The RSUs per share weighted average fair value at grant date was $2.17.  A total of 39,351 stock options were vested as of December 31, 2022. None of the vested stock options have been exercised and no shares have been issued as of December 31, 2022. A total of 20,000 RSUs vested in 2022 and common shares were issued in the same amount.

On October 18, 2021, the Company entered into an Employment Agreement with Michael Watson to serve as the Company’s Executive Vice President of Sales and Marketing and Revenue Officer.  Under the terms of the agreement, the Company granted Mr. Watson under the Plan stock options to acquire 83,333 shares of our common stock at an exercise price of $9.21 per share, repriced effective November 4, 2022 to an exercise price of $2.387 per share. The stock options vest in equal quarterly installments over a two-year period during the term of his Employment Agreement.  On November 4, 2022, Mr. Watson was granted 75,000 RSUs that vest June 1, 2023. The RSUs per share weighted average fair value at grant date was $2.17. A total of 52,083 stock options were vested as of December 31, 2022. None of the vested stock options have been exercised and no shares have been issued as of December 31, 2022.

On January 1, 2022, the Company entered into an Employment Agreement with Jerry Wenzel to serve as the Company’s Chief Financial Officer for a two-year period.  Under the terms of the agreement, the Company granted Mr. Wenzel under the Plan stock options to acquire 66,667 shares of our common stock at an exercise price of $8.25 per share, repriced effective November 4, 2022 to an exercise price of $2.387 per share, and 16,667 RSUs.  The stock options vest in equal quarterly installments over a two-year period during the term of his Employment Agreement.  On November 4, 2022, Mr. Wenzel was granted 75,000 RSUs that vest June 1, 2023. The RSUs per share weighted average fair value at grant date was $2.17. A total of 33,334 stock options were vested as of December 31, 2022. None of the vested stock options have been exercised and no shares have been issued as of December 31, 2022. A total of 16,667 RSUs vested in 2022 and common shares were issued in the same amount.